Related Party Balances and Transactions - Schedule of Significant Related Party Transaction (Details)	6 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Related Party Transaction [Line Items]
Administrative service fee from related parties	$ 142,000	$ 18,089	$ 198,000
Translation cost to Lingxpert	1,973,000	251,341	1,800,794
Lingxpert [Member]
Related Party Transaction [Line Items]
Administrative service fee from related parties	42,000	5,350	42,000
Green IPO Ltd [Member]
Related Party Transaction [Line Items]
Administrative service fee from related parties			36,000
Ren Restaurants Limited [Member]
Related Party Transaction [Line Items]
Administrative service fee from related parties	$ 100,000	$ 12,739	$ 120,000